ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Components of Accrued Expenses and Other Liabilities
in millions of $	As of December 31,
	2015	2016

Accrued wages and other employee welfare	21.2	14.9
Taxes payable	10.9	16.4
Pension (Note 29)	6.5	7.1
Restructuring charges (Note 4)	5.7	1.6
Accrued interest expense for bank borrowings	5.7	4.0
Accrued utility expenses	3.0	-
Accrued professional service fees	1.8	1.1
Accrued sales commission	1.6	0.4
Accrued freight and export related expense	1.0	-
Interest payable for long-term notes (Note 19)	0.6	0.9
Litigation accrual	0.2	0.2
Other accrued expenses and liabilities	22.0	34.1

	80.2	80.7